8. CRC Transferred to the State Government of Paraná	12 Months Ended
Dec. 31, 2017
Crc Transferred To State Government Of Paran
CRC Transferred to the State Government of Paraná

By means of a fourth amendment dated January 21, 2005, the Company renegotiated with the State of Paraná the outstanding CRC (Account for Compensation of Income and Losses) balance as of December 31, 2004, in the amount of R$1,197,404, to be paid in 244 installments under the Price amortization system, adjusted according to the IGP-DI inflation index plus interest of 6.65% p.a., which are received monthly, with the first installment due on January 30, 2005 and the others due in subsequent and consecutive months.

The Paraná State Government requested the Novation of the Adjustment Term of CRC, which was approved by the Company’s Board of Directors on June 16, 2016, subject to the consent of the Department of the Treasury. The novation comprises: (i) no principal and interest payments in the period from April to December 2016, and (ii) no payment of principal and monthly payment of interest from January to December 2017. The other clauses were maintained, including the maintenance of the current indexes of correction and interest, thus not affecting the global net present value of referred agreement.

The Company’s management and the State of Paraná formalized on October 31, 2017 the fifth amendment.

The State of Paraná complied with the agreed terms and made monthly interest payments until December 2017. With the end of the grace period, in January 2018 there are remaining 88 monthly installments, which are being paid strictly under contracted conditions.

8.1      Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2016	Interest	variations	Amortizations	December 31, 2016	Interest	variations	Amortizations	December 31, 2017

1,383,242	92,959	95,959	(49,425)	1,522,735	97,085	(6,373)	(97,085)	1,516,362
Current				-				167,109
Noncurrent				1,522,735				1,349,253

8.2      Maturity of noncurrent installments

2019	178,223
2020	190,076
2021	202,717
2022	216,198
2023	230,576
After 2023	331,463
1,349,253